Related Party Transactions (Narriative) (Details) - Directors [Member] - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	$ 156,648	$ 389,127
Rent received		$ 12,000